Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Other Non-current Assets
Other non-current assets consist of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Taxes recoverable, statutory deposits and dues from government	US$	82.0	Rs.	6,215.9	Rs.	9,083.5
Prepaid expenses		37.3		2,825.2		1,831.0
Employee benefits		569.6		43,169.4		50.9
Others		26.4		2,004.6		2,920.1

Total	US$	715.3	Rs.	54,215.1	Rs.	13,885.5